Stock-Based Compensation Plans (Narrative) (Details)	12 Months Ended					12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010	Mar. 31, 2011 NSU Plan [Member] USD ($)	Mar. 31, 2011 NSU Plan [Member] JPY (¥)	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2011 Minimum [Member]
Total intrinsic value of options exercised				¥ 5,000,000
Number of options exercisable	8,446,800	8,446,800		6,972,300	7,783,300
Exercise price		¥ 1
Total unrecognized compensation cost	251,000,000	20,807,000,000				81,000,000	6,717,000,000
Cash received from exercise of the stock-based compensation plans	100,000	7,000,000
Tax benefit realized from exercise of the stock options	6,000,000	535,000,000
Weighted-average amounts on the grant date fair value of options granted	$ 2	¥ 127	¥ 173	¥ 281
Intrinsic value of options outstanding
Stock unit plans exercisable after grant date								3	2
Stock units plans expire after grant date								8	7
Weighted average period for recognizing unrecognized compensation cost	1.5	1.5
Total fair value of shares vested	59,000,000	4,909,000,000	5,593,000,000	5,778,000,000		27,000,000	2,194,000,000
Stock-based compensation	225,000,000	18,638,000,000	9,737,000,000	16,476,000,000
Tax benefits recognized in earnings for stock-based compensation expense	7,000,000	546,000,000	291,000,000	1,045,000,000
Number of stock acquisition rights to be issued	620,863	620,863
Shares on acquisition	62,086,300	62,086,300
Exercise price per share		¥ 1
Total recognized compensation cost						166,000,000	13,708,000,000
Total fair value of Plan exercised	59,000,000	4,909,000,000	5,593,000,000	5,778,000,000		27,000,000	2,194,000,000
Authorized compensation payment of stock price to directors and certain employees	$ 700,000,000	¥ 58,700,000,000